Goodwill and intangible assets - Movements in present value in-force long-term insurance contracts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets beginning balance	$ 24,357
Goodwill and intangible assets ending balance	20,163	$ 24,357
Present value of in-force long-term insurance business
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets beginning balance	7,149	6,610
Impact on transition to IFRS 9			$ (78)
Change in PVIF of long-term insurance business	1,749	673
– value of new business written during the year	1,225	1,117
– expected return	(836)	(719)
– assumption changes and experience variances	1,378	292
– other adjustments	(18)	(17)
Exchange differences and other movements	47	(56)
Goodwill and intangible assets ending balance	$ 8,945	$ 7,149